Organization, Consolidation and Principal Activities - Summary of Assets and Liabilities of the VIE's included in the Company's consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash	¥ 45,185	$ 6,364	¥ 95,444
Restricted cash	1,271	179	5,579
Short-term investments	68,378	9,631	64,355
Accounts receivable	475,992	67,042	495,046
Prepayments and other current assets	108,354	15,261	54,921
Amounts due from related party	253	36	3,876
Total current assets	699,433	98,513	719,221
Non-current assets:
Property and equipment, net	14,635	2,061	11,450
Intangible assets, net	82,818	11,665	101,603
Right-of-use assets, net	6,217	876	5,562
Goodwill	65,481	9,223	65,481	¥ 66,753
Deferred tax assets	21,968	3,094	12,000
Other non-current assets	141,384	19,914	140,300
Total non-current assets	332,503	46,833	336,396
Total assets	1,031,936	145,346	1,055,617
Current liabilities:
Accounts payable	254,099	35,789	293,281
Accrued expenses and other current liabilities	108,132	15,230	125,949
Short-term debt	92,653	13,050	65,434
Short-term lease liabilities	3,906	550	3,276
Total current liabilities	458,790	64,619	487,940
Non-current liabilities:
Deferred tax liabilities	4,689	660	814
Long-term debt	10,266	1,446	1,737
Long-term lease liabilities	1,434	202	1,103
Other non-current liabilities	54,212	7,636	66,880
Total non-current liabilities	67,868	9,559	70,100
Total liabilities	526,658	74,178	558,040
VIE
Current assets:
Cash	43,690	6,154	87,579
Restricted cash	1,271	179	5,579
Short-term investments			2,500
Accounts receivable	475,992	67,042	495,046
Prepayments and other current assets	66,777	9,405	53,515
Inter-group balance due from Parent and WFOE			18
Amounts due from related party	253	36	3,876
Total current assets	587,983	82,816	648,113
Non-current assets:
Property and equipment, net	14,517	2,045	11,251
Intangible assets, net	82,818	11,665	101,603
Right-of-use assets, net	6,217	876	5,562
Goodwill	65,481	9,223	65,481
Deferred tax assets	21,974	3,095	12,000
Other non-current assets	141,383	19,913	140,272
Total non-current assets	332,390	46,817	336,169
Total assets	920,373	129,633	984,282
Current liabilities:
Accounts payable	247,188	34,816	293,281
Accrued expenses and other current liabilities	58,345	8,218	68,821
Short-term debt	92,653	13,050	65,434
Short-term lease liabilities	3,906	550	3,276
Inter-group balance due to Parent and WFOE	44,054	6,205	58,489
Total current liabilities	446,146	62,839	489,301
Non-current liabilities:
Deferred tax liabilities	4,689	660	814
Long-term debt	7,533	1,061	1,303
Long-term lease liabilities	1,434	202	1,103
Other non-current liabilities	54,484	7,674	66,880
Total non-current liabilities	68,140	9,597	70,100
Total liabilities	¥ 514,286	$ 72,436	¥ 559,401